Investments - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Securities, Available-for-sale [Line Items]
Investments	$ 18,254
Debt securities available for sale, current	2,359
Long-term investments	15,732	$ 112
Restricted investments	531
Net investment income	$ 660	21	$ 20
Certificates of Deposit
Debt Securities, Available-for-sale [Line Items]
Investments		111
Residential mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
AFS weighted average duration of securities	4 years 9 months 18 days
Commercial mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
AFS weighted average duration of securities	6 years 3 months 18 days
Other asset-backed securities
Debt Securities, Available-for-sale [Line Items]
AFS weighted average duration of securities	1 year 3 months 18 days
Debt securities
Debt Securities, Available-for-sale [Line Items]
Net investment income		$ 21	$ 20